Convertible Notes And Derivative Liability and Warrants - Schedule of Convertible Notes (Details) - Convertible Notes Payable [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Convertible Notes And Derivative Liability and Warrants - Schedule of Convertible Notes (Details) [Line Items]
Convertible notes at amortised cost	$ 1,104,542	$ 4,701,738
Less: Deferred debt issuance cost		348,316
Convertible notes, net	1,104,542	4,353,422
Presented as:
Current liability	1,104,542	256,056
Non-current liability		4,097,366
Convertible notes, net	$ 1,104,542	$ 4,353,422